SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros (Details) - EUR per USD	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
PERIOD END	0.93	0.88	0.81
AVERAGE FOR PERIOD	0.95	0.85	0.88
BEGINNING OF PERIOD	0.88	0.81	0.89
LOW	0.87	0.81	0.81
HIGH	1.05	0.89	0.93